FILE NOS. 333-119867

811-21624

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 9	☒

and/or

REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940
Amendment No. 13	☒

(Check appropriate box or boxes.)

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

5701 Golden Hills Drive, Minneapolis, MN	55416

(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code                                     (763) 765-7330

Erik T. Nelson

5701 Golden Hills Drive

Minneapolis, MN 55416-1297

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:                                 May 1, 2011

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Golden Valley, in the State of Minnesota on the 19th day of May, 2011.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

By:	/s/ Brian Muench
Brian Muench, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Allianz Variable Insurance Products Fund of Funds Trust has been signed below by the following persons in the capacities indicated on May 19, 2011.

Signature	Title

/s/ Peter R. Burnim* Peter R. Burnim	Trustee

/s/ Peggy L. Ettestad* Peggy L. Ettestad	Trustee

/s/ Roger A. Gelfenbien* Roger A. Gelfenbien	Trustee

/s/ Dickson W. Lewis* Dickson W. Lewis	Trustee

/s/ Claire R. Leonardi* Claire R. Leonardi	Trustee

/s/ Peter W. McClean* Peter W. McClean	Trustee

/s/ Arthur C. Reeds III* Arthur C. Reeds III	Trustee

/s/ Ty Edwards Ty Edwards	Treasurer (principal financial and accounting officer)

/s/ Robert DeChellis* Robert DeChellis	Trustee

By:	/s/ Brian Muench
Brian Muench, President

*Pursuant to powers of attorney filed as Exhibit (q) to this Registration Statement

EXHIBITS

TO

POST-EFFECTIVE AMENDMENT NO. 9

TO

FORM N-1A

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

INDEX TO EXHIBITS

Exhibit	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase